Liquidity	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Liquidity [Abstract]
Liquidity

Note 2. Liquidity

At March 31, 2012, we had approximately $144.5 million of cash, cash equivalents and investments. The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which contemplate continuation of the Company as a going concern. We have incurred substantial losses from operations since our inception, and such losses have continued through March 31, 2012. At March 31, 2012, we had an accumulated deficit of approximately $201.2 million.

We have financed our operations primarily through the issuance of shares of our common stock and the issuance of convertible notes. Most recently, in December 2010, we consummated the issuance and sale of $143.75 million aggregate principal amount of convertible notes. The convertible notes are the senior unsecured obligations of the Company. The convertible notes bear interest at a rate of 3.5% per annum, payable semi-annually in arrears on June 15 and December 15 of each year. The convertible notes will mature on December 15, 2017, unless earlier repurchased or converted. The convertible notes will be convertible at an initial conversion rate of 10 shares of common stock per $1,000 principal amount of convertible notes, which corresponds to an initial conversion price of $100.00 per share of common stock.

For the remainder of 2012, our cash, cash equivalents and investments are expected to primarily be used to fund our ongoing operations including preparing the launch of the HeartWare® Ventricular Assist System (the “HeartWare System”) in the United States, research and development of new products, managing on-going and new clinical trials, and regulatory and other compliance functions, as well as for general working capital. We believe our cash, cash equivalents and investment balances are sufficient to support our planned operations for at least the next twelve months.

Note 2. Liquidity

At December 31, 2011, we had approximately $163.2 million of cash, cash equivalents and investments. The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which contemplate continuation of the Company as a going concern. We have incurred substantial losses from operations since our inception, and such losses have continued through December 31, 2011. At December 31, 2011, we had an accumulated deficit of approximately $182.3 million.

We have financed our operations primarily through the issuance of shares of our common stock and the issuance of convertible notes. Most recently, in December 2010, we consummated the issuance and sale of $143.75 million aggregate principal amount of convertible notes. The convertible notes are the senior unsecured obligations of the Company. The convertible notes bear interest at a rate of 3.5% per annum, payable semi-annually in arrears on June 15 and December 15 of each year. The convertible notes will mature on December 15, 2017, unless earlier repurchased or converted. The convertible notes will be convertible at an initial conversion rate of 10 shares of common stock per $1,000 principal amount of convertible notes, which corresponds to an initial conversion price of $100.00 per share of common stock.

In 2012, our cash, cash equivalents and investments are expected to primarily be used to fund our ongoing operations including expanding our sales and marketing capabilities on a global basis, continuing our ENDURANCE clinical trial for destination therapy, enrolling additional patients in our ADVANCE trial under a Continued Access Protocol (“CAP”), preparing for the launch of the HeartWare System in the United States, research and development of new products, regulatory and other compliance functions, including costs related to our Pre-Market Approval application, as well as for general working capital. We believe our cash, cash equivalents and investment balances are sufficient to support our planned operations through 2012.